Stock Options	9 Months Ended
Jul. 31, 2024
Stock Options [Abstract]
Stock Options
8.	Stock Options

(a)	On November 14, 2023, the shareholders of the Company approved the Omnibus Equity Incentive Plan, or the Omnibus Plan. Pursuant to the Omnibus Plan, the Company is authorized to grant options or restricted share units (“RSUs) to officers, directors, employees and consultants enabling them to acquire, together with” Options”, “Awards” or “Stock Options” as defined, up to 20% of the Company’s issued and outstanding Common Shares (after taking into account existing awards from the Company’s 2021 stock option plan). The Awards can be granted for a maximum of 10 years and vest as determined by the Board.

The maximum number of common shares reserved for issuance in any 12-month period to a related party consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant (and may not exceed 15% in total, to all related parties). The maximum number of common shares reserved for issuance in any 12-month period to any investor relations service provider may not exceed 2% of the issued and outstanding common shares at the date of the grant.

(b)	The following table summarizes the changes in the Company’s stock options for the periods ended July 31, 2024 and October 31, 2023:

	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2022	5,254	C$	613.5	$450.64

Granted	334		442.22	318.81

Outstanding, October 31, 2023	5,588	C$	603.12	$434.81

Expired	(67)		720.00	533.14

Outstanding, July 31, 2024	5,521	C$	601.70	$435.73

Exercisable, July 31, 2024	5,160	C$	603.20	$436.82

(c)	Additional information regarding stock options outstanding as of July 31, 2024, is as follows:

Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

533	1.82	C$	166.50	$120.57	533	C$	166.50	$120.57
978	7.51		504.00	364.98	858		504.00	364.98
1,166	1.82		675.00	488.81	1,166		675.00	488.81
200	4.75		702.00	508.36	192		702.00	508.36
133	2.14		747.00	540.95	133		747.00	540.95
422	7.36		612.00	443.19	422		612.00	443.19
1,044	7.51		720.00	521.40	870		720.00	521.40
667	1.92		756.00	547.47	667		756.00	547.47
111	7.36		900.00	651.75	102		900.00	651.75
61	8.82		315.00	228.11	53		315.00	228.11
156	8.91		504.00	364.98	143		504.00	364.98
50	8.94		32.31	23.40	21		32.31	23.40
5,521	4.91	C$	601.70	$435.73	5,160	C$	603.20	$436.82

The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Nine months ended July 31, 2024	Nine months ended July 31, 2023

Risk-free interest rate	4.05%	3.83%
Expected life (in years)	4.86	5.86
Expected volatility	121.10%-133.14%	111%-116%

d.	The portion of the total fair value of stock options expensed during the three and nine months ended July 31, 2024, were $14,879 and $71,793, respectively (2023 - $59,513 and $181,448, respectively) which was recorded in share-based compensation expense.